Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,295,000.00
Previously Paid Amount	0.00
Total Fee Amount	504.46
Total Offset Amount	0.00
Net Fee	504.46
Narrative - Max Aggregate Offering Price	$ 3,295,000.00
Final Prospectus	true